Income tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax balances
Taxable deduction offsets expire, period	6 years
Gross movement of tax	$ 1,755	$ 9,054
Deferred tax asset net	2,725	5,324
Increase of net profit	3,074	3,627
Sweden
Deferred income tax balances
Tax losses	40,683	43,611
Sweden | Tax losses related to Interest expense
Deferred income tax balances
Tax losses	$ 14,924	$ 17,608
Available of offsetting against future taxable profits, period	6 years